Condensed Interim Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Ordinary shares	Share capital and additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit	Total
Balance at Dec. 31, 2021		$ 84,854	$ (243)	$ (70,264)	$ 14,347
Balance (in Shares) at Dec. 31, 2021	5,250,518
Issuance of ordinary shares and warrants, net		911			911
Issuance of ordinary shares and warrants, net (in Shares)	450,000
Exercise of options into ordinary shares		2			2
Exercise of options into ordinary shares (in Shares)	1,000
Share-based compensation expense		51			51
Net income				472	472
Balance at Jun. 30, 2022		85,818	(243)	(69,792)	15,783
Balance (in Shares) at Jun. 30, 2022	5,701,518
Balance at Dec. 31, 2022		86,009	(243)	(69,132)	$ 16,634
Balance (in Shares) at Dec. 31, 2022	5,701,518				5,701,518
Issuance of ordinary shares and warrants, net
Exercise of options into ordinary shares		85			$ 85
Exercise of options into ordinary shares (in Shares)	39,000				39,000
Share-based compensation expense		49			$ 49
Net income				1,266	1,266
Balance at Jun. 30, 2023		$ 86,143	$ (243)	$ (67,866)	$ 18,034
Balance (in Shares) at Jun. 30, 2023	5,740,518				5,740,518